Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Statement Of Non Cash Investing And Financing Activities [Abstract]
Issuance of ordinary shares to music label partners		¥ 1,519
Issuance of ordinary shares for equity investments		¥ 1,027
Equity interests in certain subsidiaries as consideration for business combination (Note 27)	¥ 101